Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Stock Options Activity	summary of Elbit Systems' share option activity under the 2018 Equity Incentive Plan:

	2018
	Number of options	Weighted average exercise price
Outstanding - beginning of the year	—	—
Granted	965,000	128.48
Outstanding - end of the year	965,000	128.48

Options execrable at the end of the year	—	—

Options Outstanding Separated into Ranges of Exercise Prices	The options outstanding as of December 31, 2018, have been separated into ranges of exercise prices, as follows:

	Options outstanding
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share
$128.91 - $121.42	965,000	4.94	$128.48

Compensation Expenses Before Tax	The Company recorded an amount of approximately $2,628, $28,254 and $32,065 in the years ended December 31, 2018, 2017 and 2016, respectively, as compensation costs related to the phantom bonus units granted under the 2012 Phantom Bonus Retention Plan, as follows:

	Year ended December 31,
	2018	2017	2016
Cost of revenues	$985	$10,199	$10,056
General and administration expenses	1,225	13,948	18,024
Marketing and selling	418	4,107	3,985
	$2,628	$28,254	$32,065
Compensation expenses related to the 2018 Equity Incentive Plan amounted to $1,387, which were recognized during the year ended December 31, 2018, as follows:

Year ended December 31,
2018
Cost of revenues	$1,189
General and administration expenses	198
$1,387

Computation Of Basic And Diluted Net Earnings Per Share	Computation of basic and diluted net earnings per share:

	Year ended December 31, 2018			Year ended December 31, 2017			Year ended December 31, 2016
	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount
Basic net earnings	$206,738	42,753	$4.84	$239,109	42,750	$5.59	$236,909	42,742	$5.54

Effect of dilutive securities:
Employee stock options	—	—		—	3		—	10
Diluted net earnings	$206,738	42,753	$4.84	$239,109	42,753	$5.59	$236,909	42,752	$5.54

(*) In thousands